------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: April 30, 2008

                                                        Estimated average burden
                                                        hours per response: 19.4
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317
                                   ---------

                              PMFM Investment Trust
                              ---------------------
               (Exact name of registrant as specified in charter)

       1061 Cliff Dawson Road   Watkinsville, Georgia                  30677
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207
                                                    --------------

Date of fiscal year end:  May 31, 2007
                          ------------

Date of reporting period: May 31, 2007
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT 2007

                                      PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                                                    PMFM MANAGED PORTFOLIO TRUST
                                             PMFM CORE ADVANTAGE PORTFOLIO TRUST
                                                                    MAY 31, 2007


PMFM
FUNDS


This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

       Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS
================================================================================

July 21, 2007

Dear PMFM Shareholder,

Enclosed for your review is the annual report for the fiscal year ended May 31, 2007 for the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust, and the PMFM Core Advantage Portfolio Trust, each a series of the PMFM Investment Trust (the "Funds"). In managing each Fund, we use our proprietary quantitatively driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, this past year was a challenging market environment for the Funds, primarily because during this period we were in fully defensive positions on two occasions because of downside market action. On both occasions, that downside market action triggered our risk adverse approach to managing money.

MARKET OVERVIEW

During this past fiscal year, the market averages were positive, with the Nasdaq Composite Index up +20.4%, the Russell 2000 up +18.9%, the S&P 500 up +22.8%, and the Dow Industrial Average up +24.8%. During this same period, the Tactical Preservation Portfolio was up +13.6%, the Managed Portfolio was up +13.6%, and the Core Advantage Portfolio was up +16.8%. The beginning of this period was characterized by a downward market into the late spring of 2006, followed in early August with a definitive upward move that lasted until late in the year. From early December until late January the market traded in a sideways move without significant gain or loss. In late February a sharp and quick downward spike occurred which averaged about -6% and lasted only about 3-4 weeks, depending upon which market measure you use. From there (early April 2007) the market made good gains through the end of this reporting period. These two periods turned out to be whipsaws (periods in which our model told us to reduce exposure because of market action) which are usually resolved by missing some of the percentage gains. While this is painful in hindsight, it is an approach that pays off well when the market does decline with any significance. During this fiscal year, large cap issues dominated, but small cap issues were not far behind. Short-term interest rates continued to rise during the early months even though the Federal Reserve Board stopped its steady increase in the Fed Funds rate in the summer of 2006. Rates started to drop in March of 2007 and continued to decline into the summer of 2007. The current bull market, which began in late 2003, is becoming a record in duration, but an under performer in returns. As a bull market matures, gains become harder and harder to come by, volatility increases, and many times topping action is identified by a blow-off phase where aggressive speculation becomes the norm. We believe we are considerably closer to the end of this bull market than the beginning, but our trend following measures are intended to keep the Funds on the proper side when the time comes.

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

PMFM ACTIVE MANAGEMENT STRATEGY

Our Funds are managed using an active or tactical management strategy; however the Core Advantage Portfolio uses a core-satellite approach where the core portion is strategically managed and is discussed below. Active management means that we assess the risks of the market by using a quantitatively driven asset allocation technical model. We determine the amount of assets to commit to the equity market using this rules-based decision process. We invest in the markets when, based on our models, we have a positive expectancy for profit. Our portfolio investment vehicles generally include Exchange Traded Funds (ETFs), cash, and cash equivalents. This active strategy will take us into defensive positions when the trends of the market are not favorable. To select investments we utilize our proprietary technical ranking system which looks at the individual performance measures of each ETF, the ETF's relative performance to the overall market, and its performance relative to its associated market sector. Once we hold an issue, we manage it based upon its performance; due to stop-loss protections built into our models, we generally will not continue to hold an asset that is not performing. This approach helps to limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

PMFM TACTICAL PRESERVATION PORTFOLIO

This Fund was the most conservative of the three Funds. On July 20, 2007, the Funds' Board of Trustees determined to discontinue the operations of the Tactical Preservation Fund based on, among other factors, our belief that it would be in the best interests of the Fund and its shareholders.

PMFM MANAGED PORTFOLIO

This Fund is our moderate portfolio, which means it is more aggressive than the Tactical Preservation Portfolio and will generally become invested sooner and initially has more market exposure than the Tactical Preservation Portfolio. It is still managed based upon our rules-based technical model but with slightly more aggressive rules in order to try to catch up trends sooner and get out of down trends sooner. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it may take a fully defensive position as determined by our models.

PMFM CORE ADVANTAGE PORTFOLIO

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is actively managed using our tactical models, while the remaining 50% (core) is strategically managed and remains fully invested at all times. The core portion is invested in large-cap, mid-cap, small-cap, and international issues. The percentages of holdings of each are determined by the relative strength of those asset classes. The satellite portion is actively managed primarily using market sectors as the guiding methodology. Historically, each year a few market sectors will outperform the general market and the goal for this portion of the Core Advantage

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

Portfolio is to capitalize on that performance using our technical ranking system which is geared to not only performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that take defensive positions during down markets.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,

PMFM, Inc.


/s/ Tim Chapman

Tim Chapman

The views in this report were those of the Funds' investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING
1-800-222-7636. AN INVESTOR SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUNDS' PROSPECTUSES CONTAIN THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUNDS' EXPENSE RATIOS PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLES FOUND WITHIN THIS REPORT.

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
MAY 31, 2007 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

Exchange-Traded Funds                                              87.5%
Short-Term Investments and Liabilities in Excess of Other Assets   12.5%

PMFM MANAGED PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
MAY 31, 2007 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

Exchange-Traded Funds                                              88.2%
Short-Term Investments and Liabilities in Excess of Other Assets   11.8%

PMFM CORE ADVANTAGE PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
MAY 31, 2007 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

Exchange-Traded Funds                                              91.6%
Short-Term Investments and Liabilities in Excess of Other Assets    8.4%

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
PERFORMANCE INFORMATION
MAY 31, 2007
================================================================================

 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PMFM TACTICAL
  PRESERVATION PORTFOLIO TRUST (a), THE S&P 500 INDEX AND 60% S&P 500 INDEX/40%
                    LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]

             PMFM Tactical                            60% S&P 500 Index/
             Preservation                             40% Lehman Brothers
            Portfolio Trust    S&P 500 Index        U.S. Aggregate Bond Index
           -----------------   -------------   ---------------------------------
03/25/04      $  10,000         $  10,000               $  10,000
05/31/04          9,820            10,134                   9,944
08/31/04          9,730            10,030                  10,022
11/30/04          9,920            10,710                  10,442
02/28/05          9,850            11,031                  10,670
05/31/05          9,720            10,969                  10,716
08/31/05          9,870            11,289                  10,942
11/30/05          9,970            11,614                  11,071
02/28/06         10,111            11,958                  11,325
05/31/06          9,960            11,916                  11,244
08/31/06         10,171            12,292                  11,597
11/30/06         10,692            13,267                  12,275
02/28/07         10,770            13,389                  12,388
05/31/07         11,311            14,632                  13,067

                         AVERAGE ANNUAL TOTAL RETURNS(b)
                        (FOR PERIODS ENDED MAY 31, 2007)

                                                                              SINCE
                                                                   1 YEAR   INCEPTION(c)
----------------------------------------------------------------------------------------
PMFM Tactical Preservation Portfolio Trust - Investor Class        13.56%      3.95%
PMFM Tactical Preservation Portfolio Trust - Class A                 N/A      10.94%(d)
S&P 500 Index                                                      22.79%     12.70%
60% S&P 500 Index/40% Lehman Brothers U.S. Aggregate Bond Index    16.21%      8.77%

(a) The line graph above represents performance of Investor Class shares only, which will vary from the performance of Class A shares based on the difference in loads and fees paid by shareholders in the different classes.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Investor Class shares commenced on March 25, 2004 and the initial public offering of Class A shares commenced on September 15, 2006.

(d)   Not annualized.

PMFM MANAGED PORTFOLIO TRUST
PERFORMANCE INFORMATION
MAY 31, 2007
================================================================================

  COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PMFM MANAGED PORTFOLIO TRUST(a), THE S&P 500 INDEX AND 80% S&P 500 INDEX/20% LEHMAN BROTHERS
                            U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]

                                                      80% S&P 500 Index/
             PMFM Managed                            20% Lehman Brothers
            Portfolio Trust   S&P 500 Index        U.S. Aggregate Bond Index
           ----------------   -------------   ----------------------------------
06/30/03     $  10,000         $  10,000               $  10,000
08/31/03         9,780            10,375                  10,249
11/30/03        10,080            10,941                  10,736
02/28/04        10,619            11,889                  11,543
05/31/04        10,147            11,684                  11,332
08/31/04         9,987            11,563                  11,318
11/30/04        10,538            12,347                  11,938
02/28/05        10,563            12,718                  12,248
05/31/05        10,380            12,646                  12,240
08/31/05        10,401            13,015                  12,548
11/30/05        10,166            13,390                  12,802
02/28/06        10,445            13,787                  13,138
05/31/06        10,445            13,738                  13,068
08/31/06        10,445            14,171                  13,479
11/30/06        11,081            15,296                  14,408
02/28/07        11,074            15,437                  14,541
05/31/07        11,862            16,870                  15,614

                         AVERAGE ANNUAL TOTAL RETURNS(b)
                        (FOR PERIODS ENDED MAY 31, 2007)

                                                                              SINCE
                                                                  1 YEAR   INCEPTION(c)
----------------------------------------------------------------------------------------
PMFM Managed Portfolio Trust - Investor Class                     13.57%      4.45%
PMFM Managed Portfolio Trust - Class A                              N/A      12.53%(d)
S&P 500 Index                                                     22.79%     14.27%
80% S&P 500 Index/20% Lehman Brothers U.S. Aggregate Bond Index   19.48%     12.04%

(a) The line graph above represents performance of Investor Class shares only, which will vary from the performance of Class A shares based on the difference in loads and fees paid by shareholders in the different classes.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Investor Class shares commenced on June 30, 2003 and the initial public offering of Class A shares commenced on September 15, 2006.

(d)   Not annualized.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
PERFORMANCE INFORMATION
MAY 31, 2007
================================================================================

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PMFM CORE ADVANTAGE PORTFOLIO TRUST(a), THE S&P 500 INDEX AND 80% S&P 500 INDEX/20% LEHMAN
                       BROTHERS U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]

              PMFM Core                         80% S&P 500 Index/
              Advantage                         20% Lehman Brothers
           Portfolio Trust   S&P 500 Index   U.S. Aggregate Bond Index
           ---------------   -------------   -------------------------
01/27/04     $  10,000        $  10,000            $  10,000
02/28/04        10,020           10,029               10,045
05/31/04         9,520            9,856                9,861
08/31/04         9,360            9,754                9,849
11/30/04         9,700           10,415               10,389
02/28/05         9,690           10,728               10,658
05/31/05         9,540           10,668               10,651
08/31/05         9,720           10,979               10,919
11/30/05         9,920           11,295               11,140
02/28/06        10,180           11,630               11,433
05/31/06        10,210           11,589               11,372
08/31/06        10,290           11,954               11,730
11/30/06        11,010           12,902               12,538
02/28/07        11,000           13,022               12,654
05/31/07        11,920           14,230               13,588

                         AVERAGE ANNUAL TOTAL RETURNS(b)
                        (FOR PERIODS ENDED MAY 31, 2007)

                                                                              SINCE
                                                                   1 YEAR   INCEPTION(c)
----------------------------------------------------------------------------------------
PMFM Core Advantage Portfolio Trust - Investor Class               16.75%      5.40%
PMFM Core Advantage Portfolio Trust - Class A                        N/A      15.51%(d)
S&P 500 Index                                                      22.79%     11.13%
80% S&P 500 Index/20% Lehman Brothers U.S. Aggregate Bond Index    19.48%      7.91%

(a) The line graph above represents performance of Investor Class shares only, which will vary from the performance of Class A shares based on the difference in loads and fees paid by shareholders in the different classes.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Investor Class shares commenced on January 27, 2004 and the initial public offering of Class A shares commenced on September 15, 2006.

(d)   Not annualized.

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
PORTFOLIO OF INVESTMENTS
MAY 31, 2007
================================================================================
  SHARES    EXCHANGE-TRADED FUNDS -- 87.5%                             VALUE
--------------------------------------------------------------------------------
   10,650   DIAMONDS Trust, Series I                                $ 1,451,489
    6,300   iShares Dow Jones U.S. Energy Sector Index Fund             743,904
    7,550   iShares Morningstar Mid Growth Index Fund                   728,877
    6,240   iShares S&P GSSI Natural Resources Index Fund               745,118
    3,630   iShares S&P Latin American 40 Index Fund                    764,296
   15,170   PowerShares QQQ                                             719,210
   23,480   SPDR Trust Series 1                                       3,599,954
   28,110   Vanguard European ETF                                     2,153,226
   19,624   Vanguard Small-Cap Growth ETF                             1,462,969
                                                                    -----------
            TOTAL EXCHANGE-TRADED FUNDS (Cost $11,671,828)          $12,369,043
                                                                    -----------

================================================================================
  SHARES    SHORT-TERM INVESTMENTS -- 12.6%                            VALUE
--------------------------------------------------------------------------------
1,788,964   Merrimac Cash Series Fund (Cost $1,788,964)             $ 1,788,964
                                                                    -----------

            TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $13,460,792) $14,158,007

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)             (16,557)
                                                                    -----------

            TOTAL NET ASSETS -- 100.0%                              $14,141,450
                                                                    ===========

See accompanying notes to financial statements.

PMFM MANAGED PORTFOLIO TRUST
PORTFOLIO OF INVESTMENTS
MAY 31, 2007
================================================================================
  SHARES    EXCHANGE-TRADED FUNDS -- 88.2%                             VALUE
--------------------------------------------------------------------------------
  100,740   Energy Select Sector SPDR Fund                          $ 6,880,542
  199,390   iShares Dow Jones U.S. Telecommunications
              Sector Index Fund                                       6,904,876
   60,340   iShares MSCI Brazil Index Fund                            3,577,559
   95,650   iShares S&P Europe 350 Index Fund                        11,229,310
   28,690   iShares S&P GSSI Natural Resources Index Fund             3,425,873
   16,720   iShares S&P Latin American 40 Index Fund                  3,520,396
   69,780   PowerShares QQQ                                           3,308,270
   86,430   SPDR Trust Series 1                                      13,251,447
  260,070   Technology Select Sector SPDR Fund                        6,670,795
                                                                    -----------
            TOTAL EXCHANGE-TRADED FUNDS (Cost $54,473,875)          $58,769,068
                                                                    -----------

================================================================================
  SHARES    SHORT-TERM INVESTMENTS -- 12.3%                            VALUE
--------------------------------------------------------------------------------
8,219,700   Merrimac Cash Series Fund (Cost $8,219,700)             $ 8,219,700
                                                                    -----------

            TOTAL INVESTMENTS AT VALUE -- 100.5% (Cost $62,693,575) $66,988,768

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)            (328,974)
                                                                    -----------

            TOTAL NET ASSETS -- 100.0%                              $66,659,794
                                                                    ===========

See accompanying notes to financial statements.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
PORTFOLIO OF INVESTMENTS
MAY 31, 2007
================================================================================
  SHARES    EXCHANGE-TRADED FUNDS -- 91.6%                             VALUE
--------------------------------------------------------------------------------
   24,320   Energy Select Sector SPDR Fund                          $ 1,661,056
   13,990   iShares Dow Jones U.S. Energy Sector Index Fund           1,651,939
   96,280   iShares Dow Jones U.S. Telecommunications
              Sector Index Fund                                       3,334,176
   58,140   iShares MSCI Brazil Index Fund                            3,447,121
   31,468   iShares MSCI EAFE Index Fund                              2,549,852
   38,228   iShares Russell 2000 Index Fund                           3,218,798
   27,151   Midcap SPDR Trust Series 1                                4,534,217
   37,566   SPDR Trust Series 1                                       5,759,619
   49,960   Vanguard European ETF                                     3,826,936
                                                                    -----------
            TOTAL EXCHANGE-TRADED FUNDS (Cost $26,007,319)          $29,983,714
                                                                    -----------

================================================================================
  SHARES    SHORT-TERM INVESTMENTS - 8.4%                              VALUE
--------------------------------------------------------------------------------
2,737,591   Merrimac Cash Series Fund (Cost $2,737,591)             $ 2,737,591
                                                                    -----------

            TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $28,744,910) $32,721,305

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)              (9,401)
                                                                    -----------

            TOTAL NET ASSETS -- 100.0%                              $32,711,904
                                                                    ===========

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2007
====================================================================================================
                                                             TACTICAL                        CORE
                                                           PRESERVATION     MANAGED       ADVANTAGE
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              TRUST          TRUST          TRUST
----------------------------------------------------------------------------------------------------
ASSETS
Investments in Securities:
At acquisition cost                                        $13,460,792    $62,693,575   $ 28,744,910
                                                           ===========    ===========   ============
  At value (Note 2)                                        $14,158,007    $66,988,768   $ 32,721,305
Dividends receivable                                             7,056         11,472          4,145
Receivable for capital shares sold                                  50         10,000             --
Receivable from Advisor (Note 5)                                    --          2,152             --
Other assets                                                     7,340         10,279         13,477
                                                           -----------    -----------   ------------
  TOTAL ASSETS                                              14,172,453     67,022,671     32,738,927
                                                           -----------    -----------   ------------
LIABILITIES
Payable for capital shares redeemed                              3,840        319,856          1,656
Accrued investment advisory fees (Note 5)                        4,035             --             72
Accrued distribution fees (Note 5)                               3,242         17,520          6,851
Other accrued expenses                                          19,886         25,501         18,444
                                                           -----------    -----------   ------------
  TOTAL LIABILITIES                                             31,003        362,877         27,023
                                                           -----------    -----------   ------------

NET ASSETS                                                 $14,141,450    $66,659,794   $ 32,711,904
                                                           ===========    ===========   ============
NET ASSETS CONSIST OF:
Paid-in capital                                            $12,587,314    $59,246,360   $ 29,576,991
Accumulated undistributed net investment income                     --        336,365             --
Accumulated net realized gains (losses)
  from security transactions                                   856,921      2,781,876       (841,482)
Net unrealized appreciation on investments                     697,215      4,295,193      3,976,395
                                                           -----------    -----------   ------------

NET ASSETS                                                 $14,141,450    $66,659,794   $ 32,711,904
                                                           ===========    ===========   ============
PRICING OF INVESTOR CLASS SHARES
Net assets applicable to Investor Class shares             $14,022,799    $66,124,038   $ 32,670,892
                                                           ===========    ===========   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)      1,277,966      6,315,725      2,739,875
                                                           ===========    ===========   ============
Net asset value, offering price and
  redemption price per share (Note 2)                      $     10.97    $     10.47   $      11.92
                                                           ===========    ===========   ============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                    $   118,651    $   535,756   $     41,012
                                                           ===========    ===========   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)         10,972         51,802          3,421
                                                           ===========    ===========   ============
Net asset value and redemption price per share (Note 2)    $     10.81    $     10.34   $      11.99
                                                           ===========    ===========   ============
Maximum offering price per share (Note 2)                  $     11.47    $     10.97   $      12.72
                                                           ===========    ===========   ============

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED MAY 31, 2007
====================================================================================================
                                                             TACTICAL                       CORE
                                                           PRESERVATION     MANAGED      ADVANTAGE
                                                            PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                              TRUST          TRUST         TRUST
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                $   432,846    $ 1,722,480   $   505,512
                                                           -----------    -----------   -----------
EXPENSES
  Investment advisory fees (Note 5)                            169,598        747,083       297,087
  Distribution expenses, Investor Class (Note 5)                33,634        148,112        59,384
  Distribution expenses, Class A (Note 5)                          196            870            34
  Distribution expenses, Advisor Class (Note 1 and 5)              341          1,664            --
  Administration fees (Note 5)                                  39,944        118,350        55,280
  Fund accounting fees (Note 5)                                 37,357         41,977        35,686
  Registration fees                                             36,778         28,045        29,704
  Professional fees                                             25,945         34,824        28,113
  Transfer agent fees (Note 5)                                  27,000         27,000        23,000
  Compliance fees (Note 5)                                      15,250         15,250        15,250
  Custodian fees                                                 5,198         14,535         7,715
  Shareholder servicing expenses                                 3,002          8,521         6,144
  Report printing                                                1,106          5,911         3,195
  Trustees' fees and expenses                                    3,099          3,099         3,099
  Other expenses                                                15,665         35,681        15,583
                                                           -----------    -----------   -----------
    Total expenses                                             414,113      1,230,922       579,274
    Less fees waived by Advisor (Note 5)                       (71,836)       (60,829)       (7,014)
    Less fees waived by Administrator (Note 5)                  (3,000)        (3,000)       (3,000)
                                                           -----------    -----------   -----------
  Net expenses                                                 339,277      1,167,093       569,260
                                                           -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)                                    93,569        555,387       (63,748)
                                                           -----------    -----------   -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions                  955,478      2,801,905       725,091
Net change in unrealized appreciation/
  depreciation on investments                                  697,215      4,295,193     3,514,312
                                                           -----------    -----------   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS             1,652,693      7,097,098     4,239,403
                                                           -----------    -----------   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $ 1,746,262    $ 7,652,485   $ 4,175,655
                                                           ===========    ===========   ===========

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================================
                                           TACTICAL PRESERVATION               MANAGED                   CORE ADVANTAGE
                                              PORTFOLIO TRUST              PORTFOLIO TRUST               PORTFOLIO TRUST
                                         -------------------------   ---------------------------   --------------------------
                                            YEAR          YEAR          YEAR           YEAR          YEAR           YEAR
                                            ENDED         ENDED         ENDED          ENDED         ENDED          ENDED
                                           MAY 31,       MAY 31,       MAY 31,        MAY 31,       MAY 31,        MAY 31,
                                            2007          2006          2007           2006          2007           2006
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment
    income (loss)                        $    93,569   $   (15,516)  $    555,387   $    224,271   $   (63,748)  $    (33,280)
  Net realized gains from
    security transactions                    955,478       571,885      2,801,905      1,443,890       725,091        242,323
  Net change in unrealized
    appreciation/depreciation
    on investments                           697,215          (846)     4,295,193     (1,635,463)    3,514,312        363,887
                                         -----------   -----------   ------------   ------------   -----------    -----------
  Net increase in net
    assets from operations                 1,746,262       555,523      7,652,485         32,698     4,175,655        572,930
                                         -----------   -----------   ------------   ------------   -----------    -----------
FROM DISTRIBUTIONS
  TO SHAREHOLDERS
Dividends from net investment income:
  Investor Class                             (94,309)           --       (440,832)      (223,521)           --             --
  Class A                                       (349)           --         (2,460)            --            --             --
Distributions from net realized gains:
  Investor Class                            (281,990)      (49,899)    (1,451,782)    (4,989,337)           --             --
  Class A                                     (2,370)           --        (12,145)            --            --             --
  Advisor Class                                   --        (2,111)            --        (85,564)           --             --
                                         -----------   -----------   ------------   ------------   -----------    -----------
Decrease in net assets
  from distributions
  to shareholders                           (379,018)      (52,010)    (1,907,219)    (5,298,422)           --             --
                                         -----------   -----------   ------------   ------------   -----------    -----------
FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 6)
  INVESTOR CLASS
  Proceeds from shares sold                2,490,741     2,031,472     23,745,126     19,946,321    25,327,883     11,539,947
  Net asset value of shares
    issued in reinvestment
    of distributions to
    shareholders                             376,300        49,899      1,890,983      5,197,569            --             --
  Payments for shares redeemed            (3,786,584)   (9,476,975)   (26,420,009)   (74,974,738)  (10,580,056)    (8,748,211)
                                         -----------   -----------   ------------   ------------   -----------    -----------
Net increase (decrease)
  in net assets from
  Investor Class transactions               (919,543)   (7,395,604)      (783,900)   (49,830,848)   14,747,827      2,791,736
                                         -----------   -----------   ------------   ------------   -----------    -----------

PMFM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
====================================================================================================================
                                    TACTICAL PRESERVATION               MANAGED                 CORE ADVANTAGE
                                       PORTFOLIO TRUST             PORTFOLIO TRUST              PORTFOLIO TRUST
                                  -------------------------   --------------------------   -------------------------
                                     YEAR          YEAR          YEAR           YEAR          YEAR          YEAR
                                     ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                    MAY 31,       MAY 31,       MAY 31,        MAY 31,       MAY 31,       MAY 31,
                                     2007          2006          2007           2006          2007          2006
--------------------------------------------------------------------------------------------------------------------
CLASS A
Proceeds from shares sold         $   115,127   $        --   $   688,060   $         --   $    38,445   $        --
Net asset value of shares
  issued in reinvestment
  of distributions to
  shareholders                          2,719            --        14,605             --            --            --
Payments for shares redeemed           (8,218)           --      (213,185)            --            --            --
                                  -----------   -----------   -----------   ------------   -----------   -----------
Net increase in net
  assets from Class A
  transactions                        109,628            --       489,480             --        38,445            --
                                  -----------   -----------   -----------   ------------   -----------   -----------
ADVISOR CLASS
Proceeds from shares sold                  --       974,885        14,562        870,457            --            --
Net asset value of shares
  issued in reinvestment of
  distributions to shareholders            --         2,041            --         62,993            --            --
Payments for shares redeemed         (118,051)   (1,229,461)     (629,802)    (1,321,308)           --            --
                                  -----------   -----------   -----------   ------------   -----------   -----------
Net decrease in net assets
  from Advisor Class
  transactions                       (118,051)     (252,535)     (615,240)      (387,858)           --            --
                                  -----------   -----------   -----------   ------------   -----------   -----------
TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS                          439,278    (7,144,626)    4,835,606    (55,484,430)   18,961,927     3,364,666

NET ASSETS
  Beginning of year                13,702,172    20,846,798    61,824,188    117,308,618    13,749,977    10,385,311
                                  -----------   -----------   -----------   ------------   -----------   -----------
  End of year                     $14,141,450   $13,702,172   $66,659,794   $ 61,824,188   $32,711,904   $13,749,977
                                  ===========   ===========   ===========   ============   ===========   ===========
ACCUMULATED
  UNDISTRIBUTED
  NET INVESTMENT
  INCOME                          $        --   $        --   $   336,365   $    224,270   $        --   $        --
                                  ===========   ===========   ===========   ============   ===========   ===========

See accompanying notes to financial statements.

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
=====================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS                    CLASS A
                                            ---------------------------------------------------------
PERIODS ENDED                               5/31/07   5/31/06   5/31/05    5/31/04 (a)    5/31/07 (b)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  9.93   $  9.72   $  9.82    $ 10.00        $     9.98
                                            -------   -------   -------    -------        ----------
Income (loss) from investment operations:
  Net investment income (loss)                 0.07     (0.01)    (0.04)     (0.03)             0.04
  Net realized and unrealized gains
    (losses) on securities                     1.26      0.25     (0.06)     (0.15)             1.04
                                            -------   -------   -------    -------        ----------
  Total income (loss) from
    investment operations                      1.33      0.24     (0.10)     (0.18)             1.08
                                            -------   -------   -------    -------        ----------
Less distributions:
  Dividends from net investment income        (0.07)       --        --         --             (0.03)
  Distributions from net realized gains       (0.22)    (0.03)       --         --             (0.22)
                                            -------   -------   -------    -------        ----------
    Total distributions                       (0.29)    (0.03)       --         --             (0.25)
                                            -------   -------   -------    -------        ----------
Net asset value, end of period              $ 10.97   $  9.93   $  9.72    $  9.82        $    10.81
                                            =======   =======   =======    =======        ==========

Total return (c)                              13.56%     2.47%    (1.02%)    (1.80%)(d)        10.94%(d)
                                            =======   =======   =======    =======        ==========
Ratios/Supplemental data:
  Net assets, end of period (000)           $14,023   $13,587   $20,494    $21,643        $      119
                                            =======   =======   =======    =======        ==========
  Ratio of gross expenses to average
    net assets (e) (f)                         3.05%     2.74%     2.54%      3.59%(g)          3.07%(g)

  Ratio of net expenses to average
    net assets (e)                             2.50%     2.50%     2.43%      2.46%(g)          2.50%(g)

  Ratio of net investment income (loss)
    to average net assets                      0.69%    (0.08%)   (0.33%)    (1.61%)(g)         0.53%(g)

  Portfolio turnover rate                       232%      302%      814%       401%(d)           232%

(a) Represents the period from March 25, 2004 (date of initial public offering) through May 31, 2004.

(b) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions of the redemption of Fund shares. For Class A shares, total return does not reflect the payment of sales charge.

(d)   Not annualized.

(e) The ratios of expenses to average net assets do no reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f) The expense ratios listed reflect total expenses prior to any fee waivers and/or expense reimbursements by the Advisor and Administrator.

(g)   Annualized.

See accompanying notes to financial statements.

PMFM MANAGED PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
========================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS                     CLASS A
                                              ----------------------------------------------------------
PERIODS ENDED                                 5/31/07   5/31/06    5/31/05   5/31/04 (a)     5/31/07 (b)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  9.51   $ 10.18   $  10.12   $  10.00         $ 9.47
                                              -------   -------   --------   --------         ------
Income from investment operations:
  Net investment income                          0.09      0.04       0.04         --           0.05
  Net realized and unrealized
    gains on securities                          1.19      0.01       0.20       0.15           1.12
                                              -------   -------   --------   --------         ------
    Total income from investment operations      1.28      0.05       0.24       0.15           1.17
                                              -------   -------   --------   --------         ------
Less distributions:
  Dividends from net investment income          (0.07)    (0.02)     (0.02)     (0.03)         (0.05)
  Distributions from net realized gains         (0.25)    (0.70)     (0.16)        --          (0.25)
                                              -------   -------   --------   --------         ------
    Total distributions                         (0.32)    (0.72)     (0.18)     (0.03)         (0.30)
                                              -------   -------   --------   --------         ------
Net asset value, end of period                $ 10.47   $  9.51   $  10.18   $  10.12         $10.34
                                              =======   =======   ========   ========         ======

Total return (c)                                13.69%     0.51%      2.30%      1.47%(d)      12.53(d)
                                              =======   =======   ========   ========         ======
Ratios/Supplemental data:
  Net assets, end of period (000)             $66,124   $61,212   $116,229   $223,699         $  536
                                              =======   =======   ========   ========         ======
  Ratio of gross expenses to average
    net assets (e) (f)                           2.06%     1.94%      1.80%      1.87%(g)       2.06%(g)

  Ratio of net expenses to average
    net assets (e)                               1.95%     1.94%      1.80%      1.85%(g)       1.95%(g)

  Ratio of net investment income (loss)
    to average net assets                        0.93%     0.27%      0.26%     (0.12%)(g)      0.71%(g)

  Portfolio turnover rate                         346%      871%       930%       422%(d)        346%

(a) Represents the period from June 30, 2003 (date of initial public offering) through May 31, 2004.

(b) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions of the redemption of Fund shares. For Class A shares, total return does not reflect the payment of sales charge.

(d)   Not annualized.

(e) The ratios of expenses to average net assets do no reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f) The expense ratios listed reflect total expenses prior to any fee waivers and/or expense reimbursements by the Advisor and Administrator.

(g)   Annualized.

See accompanying notes to financial statements.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
=======================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS                    CLASS A
                                            -----------------------------------------------------------
PERIODS ENDED                               5/31/07    5/31/06    5/31/05    5/31/04 (a)    5/31/07 (b)
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 10.21    $  9.54    $  9.52    $ 10.00        $10.38
                                            -------    -------    -------    -------        ------
Income (loss) from investment operations:
  Net investment loss                         (0.02)     (0.02)     (0.05)     (0.04)        (0.01)
  Net realized and unrealized gains
    (losses) on securities                     1.73       0.69       0.07      (0.44)         1.62
                                            -------    -------    -------    -------        ------
  Total income (loss) from
    investment operations                      1.71       0.67       0.02      (0.48)         1.61
                                            -------    -------    -------    -------        ------
Net asset value, end of period              $ 11.92    $ 10.21    $  9.54    $  9.52        $11.99
                                            =======    =======    =======    =======        ======

Total return (c)                              16.75%      7.02%      0.21%     (4.80%)(d)    15.51%(d)
                                            =======    =======    =======    =======        ======
Ratios/Supplemental data:
  Net assets, end of period (000)           $32,671    $13,750    $10,385    $33,196        $   41
                                            =======    =======    =======    =======        ======
  Ratio of gross expenses to average
    net assets (e)(f)                          2.43%      3.20%      2.48%      2.44%(g)      2.39%(g)

  Ratio of net expenses to average
    net assets (e)                             2.39%      2.50%      2.35%      2.44%(g)      2.37%(g)

  Ratio of net investment loss
    to average net assets                     (0.28%)    (0.35%)    (0.23%)    (1.19%)(g)    (0.31%)(g)

  Portfolio turnover rate                       291%       473%       912%       397%(d)       291%

(a) Represents the period from January 27, 2004 (date of initial public offering) through May 31, 2004.

(b) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions of the redemption of Fund shares. For Class A shares, total return does not reflect the payment of sales charge.

(d)   Not annualized.

(e) The ratios of expenses to average net assets do no reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f) The expense ratios listed reflect total expenses prior to any fee waivers and/or expense reimbursements by the Advisor and Administrator.

(g)   Annualized.

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007
================================================================================

1. ORGANIZATION

The PMFM Tactical Preservation Portfolio Trust, The PMFM Managed Portfolio Trust and The PMFM Core Advantage Portfolio Trust (individually, a "Fund," and, collectively, the "Funds") are each a non-diversified series of The PMFM Investment Trust (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The PMFM Tactical Preservation Portfolio Trust commenced operations on March 25, 2004. The investment objective of the Fund is to achieve a balance between long-term capital appreciation and capital preservation through investments in exchange-traded funds and in cash or cash equivalents.

The PMFM Managed Portfolio Trust commenced operations on June 30, 2003. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation, through investments in exchange-traded funds and in cash or cash equivalent positions.

The PMFM Core Advantage Portfolio Trust commenced operations on January 27, 2004. The investment objective of the Fund is to seek capital appreciation through investments in exchange-traded funds and in cash or cash equivalent positions.

Each Fund currently offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares) and Investor Class shares (sold without any sales loads but with a distribution fee of up to 0.25% of the average daily net assets attributable to Investor Class shares). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Prior to September 15, 2006, a third class, Advisor Class shares, was also offered for The PMFM Tactical Preservation Portfolio Trust and The PMFM Managed Portfolio Trust. Advisor Class shares were sold without any sales loads and had an annual distribution fee of up to 1.00% of the average daily net assets attributable to Advisor Class shares. On September 15, 2006, the Advisor Class shares were liquidated in exchange for Class A shares.

2. ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies used in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: The Funds' investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007
================================================================================

assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asst value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION: The net asset value per share of each class of shares of each Fund is determined daily by dividing the total value of the assets attributable to each class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price per share of the Investor Class shares of the Funds is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and net investment losses. Dividends and distributions are recorded on the ex-dividend date.

COMMON EXPENSES: Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders)

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007
================================================================================

will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the year ended May 31, 2007, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $37,784,077 and $27,067,727, respectively, for The PMFM Tactical Preservation Portfolio Trust; $219,923,946 and $168,251,976, respectively, for The PMFM Managed Portfolio Trust; and $73,106,378 and $53,821,471, respectively, for The PMFM Core Advantage Portfolio Trust.

4. TAX MATTERS

The tax character of distributions paid during the years ended May 31, 2007 and 2006 was as follows:

                                               YEARS      ORDINARY       TOTAL
                                               ENDED       INCOME    DISTRIBUTIONS
----------------------------------------------------------------------------------
PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
  Investor Class                             05/31/07   $  376,299     $  376,299
  Class A                                    05/31/07   $    2,719     $    2,719
  Investor Class                             05/31/06   $   49,899     $   49,899
  Advisor Class                              05/31/06   $    2,111     $    2,111

PMFM MANAGED PORTFOLIO TRUST
  Investor Class                             05/31/07   $1,892,614     $1,892,614
  Class A                                    05/31/07   $   14,605     $   14,605
  Investor Class                             05/31/06   $5,212,858     $5,212,858
  Advisor Class                              05/31/06   $   85,564     $   85,564
----------------------------------------------------------------------------------

There were no distributions paid during the years ended May 31, 2007 and 2006 for The PMFM Core Advantage Portfolio Trust.

The tax character of distributable earnings at May 31, 2007 was as follows:

                                         TACTICAL                       CORE
                                       PRESERVATION     MANAGED      ADVANTAGE
                                        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                          TRUST          TRUST         TRUST
--------------------------------------------------------------------------------
Tax cost of portfolio investments       $13,460,792   $62,693,575   $28,744,910
                                        ===========   ===========   ===========
Gross unrealized appreciation           $   697,215   $ 4,295,193   $ 3,976,395
Gross unrealized depreciation                    --            --            --
                                        -----------   -----------   -----------
Net unrealized appreciation                 697,215     4,295,193     3,976,395
Undistributed ordinary income               856,921     3,118,241            --
Capital loss carryforward                       --             --      (841,482)
                                        -----------   -----------   -----------
Total distributable earnings            $ 1,554,136   $ 7,413,434   $ 3,134,913
                                        ===========   ===========   ===========
-------------------------------------------------------------------------------

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007
================================================================================

As of May 31, 2007, The PMFM Core Advantage Portfolio Trust had a capital loss carryforward of $841,482, of which $780,051 expires on May 31, 2012 and $61,431 expires on May 31, 2013. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended May 31, 2007, The PMFM Core Advantage Portfolio Trust utilized capital loss carryforwards of $725,091 to offset current year realized gains.

For the year ended May 31, 2007, The PMFM Tactical Preservation Portfolio Trust reclassified distributions in excess of net investment income of $1,089 against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Additionally, The PMFM Core Advantage Portfolio Trust reclassified net investment loss of $63,748 against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on each Fund's net assets or net asset value per share.

5. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of PMFM, Inc. (the "Advisor") or of Ultimus Fund Solutions, LLC, the Funds' administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC, the Funds' principal underwriter (the "Distributor"). During the year ended May 31, 2007, certain officers of the Trust were also officers of The Nottingham Company ("TNC") and Capital Investment Group, Inc. ("CIG"), the former administrator and distributor to the Trust, respectively.

INVESTMENT ADVISORY AGREEMENTS

Each Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits each Fund's annual operating expenses to not more than 2.50%, 1.95% and 2.50%, respectively, of the average net assets of The PMFM Tactical Preservation Portfolio Trust, The PMFM Managed Portfolio Trust and The PMFM Core Advantage Portfolio Trust. For the year ended May 31, 2007, the Advisor waived investment advisory fees of $71,836, $60,829 and $7,014, respectively, for The PMFM Tactical Preservation Portfolio Trust, The PMFM Managed Portfolio Trust and The PMFM Core Advantage Portfolio Trust.

COMPLIANCE SERVICES

During the year ended May 31, 2007, The Nottingham Compliance Services, LLC, a fully owned affiliate of TNC, provided services which assisted the Trust's Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in relation to requirements under Rule 38a-1 of the Securities and Exchange Commission. It received compensation of $15,250 from each Fund for this service during the year ended May 31, 2007.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007
================================================================================

ADMINISTRATOR

During the year ended May 31, 2007, each Fund paid a monthly administration fee to TNC calculated at an annual rate of 0.175% of its average daily net assets up to $50 million; 0.15% of such assets from $50 million to $100 million; 0.125% of such assets from $100 million to $150 million; 0.10% of such assets from $150 million to $200 million; and 0.075% of such assets in excess of $200 million, subject to a minimum monthly fee of $2,000. TNC also received a fee to procure and pay the custodian for the Funds. For these services, TNC was paid by each Fund at an annual rate of 0.02% of its average daily net assets up to $100 million; and 0.009% of such assets in excess of $100 million, subject to a minimum monthly fee of $400. TNC also received additional compensation for fund accounting and recordkeeping services and for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. For these services, TNC was paid a base fee of $2,250 per month plus $750 per month for each additional class of shares by each Fund, plus an asset base fee of 0.01% of each Fund's average daily net assets. Additionally, each Fund paid TNC an annual blue sky admistration fee of $150 per state, per class. For the period February 1, 2007 to May 31, 2007, TNC voluntarily waived fund accounting fees of $750 per month per Fund for a total waiver of $3,000 per Fund.

TRANSFER AGENT

During the year ended May 31, 2007, North Carolina Shareholder Services, LLC ("NCSS") served as transfer, dividend paying, and shareholding servicing agent for the Funds. NCSS received compensation for its services at the rate of $15 per shareholder account per year, subject to a minimum fee of $1,750 per month plus $500 per month for each additional class of shares.

Effective June 1, 2007, the compliance services, administration, transfer agency, and fund accounting agreements with TNC and affiliates were terminated, and similar agreements were entered into with Ultimus Fund Solutions, LLC.

DISTRIBUTION PLAN

The Trust has adopted plans of distribution under which each class of shares of the Funds may directly incur or reimburse the Funds' principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Investor Class Plan and the Class A Plan is 0.25% of each Fund's average daily net assets attributable to Investor Class shares and Class A shares, respectively. During the year ended May 31, 2007, The PMFM Tactical Preservation Portfolio Trust incurred distribution related expenses of $33,364 and $196 for the Investor Class shares and Class A shares, respectively; The PMFM Managed Portfolio Trust incurred distribution related expenses of $148,112 and $870 for the Investor Class shares and Class A shares, respectively; and The PMFM Core Advantage Portfolio Trust incurred distribution related expenses of $59,384 and $34 for the Investor Class shares and Class A shares, respectively. Prior to September 15, 2006, the Advisor Class shares of The PMFM Tactical Preservation Portfolio Trust and The PMFM Managed Portfolio Trust had adopted plans of distribution under which the Advisor Class shares could directly incur certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Advisor Class Plan was 1.00% of each Fund's average daily net assets attributable to Advisor Class shares. For the year ended May

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007
================================================================================

31, 2007, the Advisor Class shares of The PMFM Tactical  Preservation  Portfolio
Trust  and  The  PMFM  Managed   Portfolio   Trust  incurred  $341  and  $1,664,
respectively.

During the year ended May 31, 2007, CIG served as the Fund's principal underwriter. CIG received compensation of $5,000 per Fund for such services.

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                                    YEAR         YEAR
                                                                    ENDED        ENDED
                                                                   MAY 31,      MAY 31,
                                                                    2007         2006
----------------------------------------------------------------------------------------
PMFM TACTICAL PRESERVATION PORTFOLIO TRUST - INVESTOR CLASS
Shares sold                                                         237,500      202,011
Shares issued in reinvestment of distributions to shareholders       35,497        5,020
Shares redeemed                                                    (362,938)    (947,347)
                                                                 ----------   ----------
Net decrease in shares outstanding                                  (89,941)    (740,316)
Shares outstanding, beginning of year                             1,367,907    2,108,223
                                                                 ----------   ----------
Shares outstanding, end of year                                   1,277,966    1,367,907
                                                                 ==========   ==========
PMFM TACTICAL PRESERVATION PORTFOLIO TRUST -  CLASS A
Shares sold                                                          11,535           --
Shares issued in reinvestment of distributions to shareholders          260           --
Shares redeemed                                                        (823)          --
                                                                 ----------   ----------
Net increase in shares outstanding                                   10,972           --
Shares outstanding, beginning of year                                    --           --
                                                                 ----------   ----------
Shares outstanding, end of year                                      10,972           --
                                                                 ==========   ==========
PMFM TACTICAL PRESERVATION PORTFOLIO TRUST -  ADVISOR CLASS
Shares sold                                                              --       98,712
Shares issued in reinvestment of distributions to shareholders           --          208
Shares redeemed                                                     (11,829)    (123,644)
                                                                 ----------   ----------
Net decrease in shares outstanding                                  (11,829)     (24,724)
Shares outstanding, beginning of year                                11,829       36,553
                                                                 ----------   ----------
Shares outstanding, end of year                                          --       11,829
                                                                 ==========   ==========
PMFM MANAGED PORTFOLIO TRUST - INVESTOR CLASS
Shares sold                                                       2,390,815    2,028,871
Shares issued in reinvestment of distributions to shareholders      189,966      550,122
Shares redeemed                                                  (2,698,662)  (7,559,974)
                                                                 ----------   ----------
Net decrease in shares outstanding                                 (117,881)  (4,980,981)
Shares outstanding, beginning of year                             6,433,606   11,414,587
                                                                 ----------   ----------
Shares outstanding, end of year                                   6,315,725    6,433,606
                                                                 ==========   ==========
PMFM MANAGED PORTFOLIO TRUST -  CLASS A
Shares sold                                                          71,851           --
Shares issued in reinvestment of distributions to shareholders        1,482           --
Shares redeemed                                                     (21,531)          --
                                                                 ----------   ----------
Net increase in shares outstanding                                   51,802           --
Shares outstanding, beginning of year                                    --           --
                                                                 ----------   ----------
Shares outstanding, end of year                                      51,802           --
                                                                 ==========   ==========

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007
================================================================================

                                                                   YEAR        YEAR
                                                                   ENDED       ENDED
                                                                  MAY 31,     MAY 31,
                                                                   2007        2006
--------------------------------------------------------------------------------------
PMFM MANAGED PORTFOLIO TRUST -  ADVISOR CLASS
Shares sold                                                          1,547      86,710
Shares issued in reinvestment of distributions to shareholders          --       6,752
Shares redeemed                                                    (66,727)   (134,995)
                                                                 ---------   ---------
Net decrease in shares outstanding                                 (65,180)    (41,533)
Shares outstanding, beginning of year                               65,180     106,713
                                                                 ---------   ---------
Shares outstanding, end of year                                         --      65,180
                                                                 =========   =========
PMFM CORE ADVANTAGE PORTFOLIO TRUST - INVESTOR CLASS
Shares sold                                                      2,377,664   1,148,128
Shares redeemed                                                   (984,180)   (889,789)
                                                                 ---------   ---------
Net increase in shares outstanding                               1,393,484     258,339
Shares outstanding, beginning of year                            1,346,391   1,088,052
                                                                 ---------   ---------
Shares outstanding, end of year                                  2,739,875   1,346,391
                                                                 =========   =========
PMFM CORE ADVANTAGE PORTFOLIO TRUST -  CLASS A
Shares sold                                                          3,421          --
                                                                 ---------   ---------
Net increase in shares outstanding                                   3,421          --
Shares outstanding, beginning of year                                   --          --
                                                                 ---------   ---------
Shares outstanding, end of year                                      3,421          --
                                                                 =========   =========
--------------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in a Fund's calculation of net asset value per share as late as the Fund's last such calculation in the first required financial statement period. As a result, the Funds

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007
================================================================================

will incorporate FIN 48 in their Semi-Annual Report on November 30, 2007. At this time management is evaluating the implications of FIN 48 and does not expect its adoption to impact the amounts reported in the financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 18, 2005, the Board of Trustees engaged Briggs, Bunting & Dougherty, LLP ("BBD") as the Trust's new independent public accounting firm, effective upon the completion by Deloitte & Touche LLP ("Deloitte") of the May 31, 2005 audit. At no time preceding the engagement of BBD did the Funds consult the firm regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements, or (ii) any matter that was either subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

Deloitte served as the independent registered public accounting firm for the Trust and issued reports on the Funds' financial statements as of May 31, 2005 and 2004. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

At no time preceding the removal of Deloitte were there any disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of Deloitte did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.

10. SUBSEQUENT EVENT

At a meeting held on June 14, 2007, the Board of Trustees of the Trust decided to discontinue operations of The PMFM Tactical Preservation Portfolio Trust as of July 20, 2007. The Advisor will continue to waive fees and reimburse expenses of the Fund, as necessary, in order to maintain fees and expenses at their current level.

PMFM INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of PMFM Investment Trust and the Shareholders of the PMFM Tactical Preservation
Portfolio Trust, the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust

We have audited the accompanying statements of assets and liabilities of the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust, each a series of the PMFM Investment Trust (the "Funds"), including the portfolios of investments, as of May 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years or periods in the period ended May 31, 2005 were audited by other auditors whose reports dated July 8, 2005 each expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust as of May 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 6, 2007

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (December 1, 2006) and held until the end of the period (May 31, 2007).

The tables that follow illustrate the Funds' costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST

INVESTOR CLASS
--------------------------------------------------------------------------------
                                         BEGINNING       ENDING
                                         ACCOUNT        ACCOUNT        EXPENSES
                                           VALUE          VALUE      PAID DURING
                                       DEC. 1, 2006   MAY 31, 2007     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,057.80       $12.83
Based on Hypothetical 5% Return
  (before expenses)                      $1,000.00      $1,012.47       $12.54
--------------------------------------------------------------------------------

* Expenses are equal to Investor Class' annualized expense ratio of 2.50% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                         BEGINNING       ENDING
                                         ACCOUNT        ACCOUNT        EXPENSES
                                           VALUE          VALUE      PAID DURING
                                       DEC. 1, 2006   MAY 31, 2007     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,055.50       $12.81
Based on Hypothetical 5% Return
  (before expenses)                      $1,000.00      $1,012.47       $12.54
--------------------------------------------------------------------------------

*     Expenses are equal to Class A's annualized  expense ratio of 2.50% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/365 (to reflect the one-half year period).

PMFM MANAGED PORTFOLIO TRUST

INVESTOR CLASS
--------------------------------------------------------------------------------
                                         BEGINNING       ENDING
                                         ACCOUNT        ACCOUNT        EXPENSES
                                           VALUE          VALUE      PAID DURING
                                       DEC. 1, 2006   MAY 31, 2007     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,070.50       $10.07
Based on Hypothetical 5% Return
  (before expenses)                      $1,000.00      $1,015.21       $ 9.80
--------------------------------------------------------------------------------

* Expenses are equal to Investor Class' annualized expense ratio of 1.95% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PMFM MANAGED PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                         BEGINNING       ENDING
                                         ACCOUNT        ACCOUNT        EXPENSES
                                           VALUE          VALUE      PAID DURING
                                       DEC. 1, 2006   MAY 31, 2007     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,066.80       $10.05
Based on Hypothetical 5% Return
  (before expenses)                      $1,000.00      $1,015.21       $ 9.80
--------------------------------------------------------------------------------

*     Expenses are equal to Class A's annualized  expense ratio of 1.95% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/365 (to reflect the one-half year period).

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

PMFM CORE ADVANTAGE PORTFOLIO TRUST

INVESTOR CLASS
--------------------------------------------------------------------------------
                                         BEGINNING       ENDING
                                          ACCOUNT        ACCOUNT       EXPENSES
                                           VALUE          VALUE      PAID DURING
                                       DEC. 1, 2006   MAY 31, 2007     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,082.70       $11.99
Based on Hypothetical 5% Return
  (before expenses)                      $1,000.00      $1,013.41       $11.60
--------------------------------------------------------------------------------

* Expenses are equal to Investor Class' annualized expense ratio of 2.31% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PMFM CORE ADVANTAGE PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                         BEGINNING       ENDING
                                          ACCOUNT        ACCOUNT       EXPENSES
                                           VALUE          VALUE      PAID DURING
                                       DEC. 1, 2006   MAY 31, 2007     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,086.10       $12.01
Based on Hypothetical 5% Return
  (before expenses)                      $1,000.00      $1,013.41       $11.60
--------------------------------------------------------------------------------

*     Expenses are equal to Class A's annualized  expense ratio of 2.31% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the Securities and Exchange Commission (SEC) as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-PMFM. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov.

PMFM INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

DISINTERESTED (INDEPENDENT) TRUSTEES

----------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                                 NUMBER OF     DIRECTORSHIPS
                         POSITION(S)   OFFICE &                                                FUNDS         OF PUBLIC
NAME, AGE                HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)                   OVERSEEN      COMPANIES
& ADDRESS                THE TRUST     TIME SERVED   DURING PAST 5 YEARS                       BY TRUSTEE    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Gregory L. Morris        Trustee,      Indefinite    APortfolio  Manager of the  Advisor       3             None
1061 Cliff Dawson Road   Chairman                    since   joining   the   Advisor  in
Watkinsville, GA                       Since May,    November   2004   President  of  G.
30677                                  2007          Morris Advisors,  Inc. (consulting)
Age: 59                                              since  January,   2004.  Previously
                                                     Consultant    of    StockCharts.com
                                                     (Web-based  charting  service) from
                                                     October,  2002 to September,  2006;
                                                     Principal  of  MurphyMorris   Money
                                                     Management   Co.   (an   investment
                                                     advisory  firm and an  affiliate of
                                                     the  Advisor)  from March,  2000 to
                                                     June,  2005;  Captain  of Delta Air
                                                     Lines  from  August,  1978  to May,
                                                     2004; and Chief  Executive  Officer
                                                     of   MurphyMorris,   Inc.   (market
                                                     analysis)   from   June,   1996  to
                                                     October, 2002.
----------------------------------------------------------------------------------------------------------------------------
James M. Baker           Trustee       Indefinite    President of Baker & Lassiter, Inc.       3             Community
1061 Cliff Dawson Road                               (real   estate    development   and                     Capital Bank (a
Watkinsville, GA                       Since June,   management) since 1993.                                 closely held
30677                                  2003                                                                  chartered bank)
Age: 55
----------------------------------------------------------------------------------------------------------------------------
Norman A. McLean         Trustee       Indefinite    Director    of     Marketing/Public       3             None
1061 Cliff Dawson Road                               Relations  for  St.  Mary's  Health
Watkinsville, GA                       Since June,   Care  System  (health  care)  since
30677                                  2003          September,     2005.     Previously
Age: 53                                              Associate   Athletic  Director  for
                                                     Marketing  and  Promotions  at  the
                                                     University   of  Georgia   Athletic
                                                     Association,  Inc. from July,  1981
                                                     until July, 2004.
----------------------------------------------------------------------------------------------------------------------------

PMFM INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

EXECUTIVE OFFICERS

----------------------------------------------------------------------------------------------------------------
                                POSITION(S)
NAME, AGE                       HELD WITH              LENGTH OF TIME        PRINCIPAL OCCUPATION(S)
& ADDRESS                       THE TRUST              SERVED                DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Judson P. Doherty               President (Principal   Since June, 2006      Executive  Vice President and Chief
Age: 37                         Executive Officer),                          Financial  Officer  of the  Advisor
                                Chief Compliance       Since October, 2004   since December, 2000, and the Chief
                                Officer                                      Compliance  Officer of the  Advisor
                                                                             since  October,  2004. He is also a
                                                                             member   of   the  Funds' portfolio
                                                                             management team.
----------------------------------------------------------------------------------------------------------------
Timothy A. Chapman              Treasurer              Since June, 2006      Secretary,  Treasurer and portfolio
1061 Cliff Dawson Road                                                       manager   of  the   Advisor   since
Watkinsville, GA                                                             February,    1993.   President   of
30677                                                                        Financial  Toolbox,  Inc.  (website
Age: 46                                                                      publishing firm) since 2000.
----------------------------------------------------------------------------------------------------------------
John F. Splain                  Secretary              Since May, 2007       Managing  Director of Ultimus  Fund
225 Pictoria Drive, Suite 450                                                Solutions,   LLC,  transfer  agent,
Cincinnati, OH                                                               fund  accountant and  administrator
45246                                                                        to the Trust;  Managing Director of
Age: 50                                                                      Ultimus Fund  Distributors,  LLC, a
                                                                             registered broker- dealer.
----------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                Vice President         Since May, 2007       Managing  Director of Ultimus  Fund
225 Pictoria Drive, Suite 450                                                Solutions,   LLC,  transfer  agent,
Cincinnati, OH                                                               fund  accountant and  administrator
45246                                                                        to the Trust;  Managing Director of
Age: 50                                                                      Ultimus Fund  Distributors,  LLC, a
                                                                             registered broker- dealer.
----------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-866-383-7636.

PMFM INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
MARCH 21, 2007 (UNAUDITED)
================================================================================

On March 21, 2007, a Special Meeting of Shareholders of the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust was held (1) to approve or disapprove a new Investment Advisory Agreement on behalf of each Fund with PMFM, Inc. and (2) to elect James
M. Baker, Norman A. McLean and Timothy A. Chapman to be members of the Board of Trustees of the Trust. The number of shares of the Funds present and voting at the Special Meeting, either in person or by proxy, represented the following percentages of the total shares entitled to vote at the meeting:

            PMFM Tactical Preservation Portfolio Trust   58.18%
            PMFM Managed Portfolio Trust                 54.71%
            PMFM Core Advantage Portfolio Trust          51.05%

Both of the proposals were approved by shareholders.

The results of the voting for or against the proposal to approve a new Investment Advisory Agreement for each Fund were as follows:

--------------------------------------------------------------------------------
                                                               NUMBER OF SHARES
                                                             -------------------
FUND                                                            FOR      ABSTAIN
--------------------------------------------------------------------------------
PMFM Tactical Preservation Portfolio Trust                     756,529        0
--------------------------------------------------------------------------------
PMFM Managed Portfolio Trust                                 3,295,396    9,069
--------------------------------------------------------------------------------
PMFM Core Advantage Portfolio Trust                          1,256,739        0
--------------------------------------------------------------------------------

The results of the voting to elect James M. Baker,  Norman A. McLean and Timothy
A. Chapman to be members of the Board of Trustees were as follows:

--------------------------------------------------------------------------------
                                                               NUMBER OF SHARES
                                                             -------------------
FUND                                                            FOR      ABSTAIN
--------------------------------------------------------------------------------
PMFM Investment Trust                                        5,317,732         0
--------------------------------------------------------------------------------

                                                                            PMFM
                                                                           FUNDS

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $38,000 and $50,000 with respect to the registrant's fiscal years ended May 31, 2007 and 2006, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 with respect to each of the registrant's fiscal years ended May 31, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns, and assistance with distribution calculations.

      (d) ALL OTHER FEES. No fees were billed in the fiscal year ended May 31, 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. During the fiscal year ended May 31, 2006, aggregate fees of $1,200 were billed for products and services by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. The services comprising these fees were for the principal accountant's consent in connection with additional post-effective amendments to the registrant's registration statement.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended May 31, 2007 and 2006, aggregate non-audit fees of $6,000 and $7,200, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant  does  not  have  procedures  in  place  to  consider   nominees
recommended by shareholders. The registrant's nominating committee generally will not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Incorporated herein by reference to registrant's form N-CSR filed on August 10, 2006

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH   Code of Ethics

Exhibit 99.CERT       Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT    Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PMFM Investment Trust
              -----------------------------------------


By (Signature and Title)*  /s/ Judson P. Doherty
                           -----------------------------------------------------
                           Judson P. Doherty,
                           President and Principal Executive Officer

Date July 30, 2007
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Judson P. Doherty
                           -----------------------------------------------------
                           Judson P. Doherty,
                           President and Principal Executive Officer

Date July 30, 2007
     -------------


By (Signature and Title)*  /s/ Timothy A. Chapman
                           -----------------------------------------------------
                           Timothy A. Chapman,
                           Treasurer and Principal Financial Officer

Date July 30, 2007
     -------------


* Print the name and title of each signing officer under his or her signature.